UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 350 Madison Avenue, 22nd Floor

         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D'Eredita
Title:     Chief Financial Officer
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     William D'Eredita     New York, NY     November 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $3,739,324 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       CALL             00846U901    25709   785000 SH  CALL SOLE    1              785000        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101   174989  5343200 SH       SOLE    1             5343200        0        0
ALERIS INTL INC                COM              014477103    67705  2466500 SH       SOLE    1             2466500        0        0
AMERICAN EXPRESS CO            COM              025816109   206501  3595100 SH       SOLE    1             3595100        0        0
AMERICAN EXPRESS CO            CALL             025816909   239697  4173000 SH  CALL SOLE    1             4173000        0        0
ARCHIPELAGO HLDG INC           COM              03957A104    81684  2049800 SH       SOLE    1             2049800        0        0
BEARINGPOINT INC               COM              074002106    39217  5167000 SH       SOLE    1             5167000        0        0
BOWNE & CO INC                 COM              103043105     1350    94500 SH       SOLE    1               94500        0        0
CHEMTURA CORP                  COM              163893100    96527  7771954 SH       SOLE    1             7771954        0        0
CYPRESS SEMICONDUCTOR CORP     CALL             232806909     7525   500000 SH  CALL SOLE    1              500000        0        0
CYPRESS SEMICONDUCTOR CORP     CALL             232806909    27353  1817500 SH  CALL SOLE    1             1817500        0        0
CYTEC INDS INC                 PUT              232820950     8286   191000 SH  PUT  SOLE    1              191000        0        0
DOW CHEM CO                    PUT              260543953    28752   690000 SH  PUT  SOLE    1              690000        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    87517  1550100 SH       SOLE    1             1550100        0        0
FIRST DATA CORP                PUT              319963954   127800  3195000 SH  PUT  SOLE    1             3195000        0        0
FIRST DATA CORP                COM              319963104   179744  4493617 SH       SOLE    1             4493617        0        0
FIRST DATA CORP                CALL             319963904   265700  6642500 SH  CALL SOLE    1             6642500        0        0
FIRST DATA CORP                CALL             319963904    15720   393000 SH  CALL SOLE    1              393000        0        0
FLOWSERVE CORP                 COM              34354P105    14532   399800 SH       SOLE    1              399800        0        0
M D C HLDGS INC                COM              552676108    48832   619000 SH       SOLE    1              619000        0        0
M D C HLDGS INC                CALL             552676908    94274  1195000 SH  CALL SOLE    1             1195000        0        0
NTL INC DEL                    COM              62940M104   238692  3573237 SH       SOLE    1             3573237        0        0
PHH CORP                       COM NEW          693320202    39207  1427800 SH       SOLE    1             1427800        0        0
PLAYTEX PRODS INC              COM              72813P100    31656  2877900 SH       SOLE    1             2877900        0        0
R H DONNELLEY CORP             COM NEW          74955W307    90942  1437600 SH       SOLE    1             1437600        0        0
SPDR TR                        PUT              78462F953  1120095  9103500 SH  PUT  SOLE    1             9103500        0        0
SPDR TR                        PUT              78462F953   184560  1500000 SH  PUT  SOLE    1             1500000        0        0
SPRINT NEXTEL CORP             CALL             852061900    21664   911000 SH  CALL SOLE    1              911000        0        0
SPRINT NEXTEL CORP             COM FON          852061100   112794  4743300 SH       SOLE    1             4743300        0        0
THERAVANCE INC                 COM              88338T104    21401  1017165 SH       SOLE    1             1017165        0        0
UNIFI INC                      COM              904677101     3381  1012400 SH       SOLE    1             1012400        0        0
USA MOBILITY INC               COM              90341G103    35518  1316479 SH       SOLE    1             1316479        0        0